Derivative instruments - Revenue from Foreign Exchange and Other Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 663	$ 638	$ 687
Other trading revenue	69	30	14
Total foreign exchange and other trading revenue	$ 732	$ 668	$ 701